Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity

Note 13 — Equity

Subsequent to the Reverse Recapitalization, as described in Note 3, Reverse Recapitalization, the Company had one class of preferred stock authorized and three classes of common stock: Class A Common Stock, Class B Common Stock and Class G Common Stock. Holders of the Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to stockholders for their vote or approval, except as required by applicable law. Each share of Class A and Class B Common Stock will be entitled to one vote on such matters. Holders of the Class G Common Stock will not be entitled to vote (except as required by applicable law).

Preferred Stock

The Company has been authorized to issue 30,000,000 shares of preferred stock with a par value of $0.00001 per share. Voting and other rights and preferences may be determined from time to time by the Company’s Board of Directors. As of December 31, 2021, there were no shares of preferred stock issued and outstanding.

Class A Common Stock

The Company is authorized to issue 1,000,000,000 shares of Class A Common Stock, par value $0.00001 per share. As of December 31, 2021, there were 214,793,795 shares of Class A Common Stock outstanding. The holders of the Company’s Class A Common Stock are entitled to receive dividends when, as and if declared by the Company’s Board out of legally available funds.

Class B Common Stock

The Company is authorized to issue 498,330,079 shares of Class B Common Stock, par value $0.00001 per share, which shares were issued to Existing VH Holders that continued to hold their investment in OpCo Units of Vacasa Holdings in connection with the Reverse Recapitalization, as described in Note 3, Reverse Recapitalization. The holders of the Class B Common Stock hold an equal number of OpCo Units in Vacasa Holdings. From time to time, the Class B Common Stock and OpCo Units held by the Existing VH Holders may be exchanged for one share Class A Common Stock of the Company or cash (based on the market price for a share of our Class A Common Stock) at the election of the Company’s Board. As of December 31, 2021, there were 212,751,977 shares of Class B Common Stock outstanding.

Class G Common Stock

The Company is authorized to issue 30,000,000 shares of Class G Common Stock, par value $0.00001 per share. The holders of the Company’s Class G Common Stock will not be entitled to vote (except as required by applicable law). As of December 31, 2021, there were 6,333,333 shares of Class G Common Stock outstanding.

Pursuant to the Certificate of Incorporation, the shares of the Company’s Class G Common Stock issued will be automatically converted into shares of the Company’s Class A Common Stock to the extent certain triggering events occur prior to the 10th anniversary of the Reverse Recapitalization, including specified strategic transactions and other triggering events based on the shares of the Class A Common Stock closing trading price equaling or exceeding certain price thresholds for any 20 days within a 30 trading- day period. The first price threshold is $12.50 per share, the second price threshold is $15.00 per share, and the third price threshold is $17.50 per share (in each case, as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like). Upon the occurrence of the first price threshold, second price threshold, and third price threshold, the number of shares of the Company’s Class A Common Stock that will be issued upon the conversion of the applicable shares of the Company’s Class G Common Stock will equal 2,419,662, 2,722,118, and 3,085,068, respectively. Any shares of Class G Common Stock that remain outstanding on the tenth anniversary of the closing date of the Reverse Recapitalization will be automatically transferred to the Company for no consideration and will be retired and cancelled in accordance with the Certificate of Incorporation.

The Company’s Class G Common Stock is not indexed to the common stock of the Company and, therefore, are accounted for as liability classified instruments in accordance with ASC 815-40, as the events that determine the number of shares of Class G Common Stock required to be released or issued, as the case may be, include events that are not solely indexed to the fair value of the Company’s Class A Common Stock. The Class G Common Stock was measured at the Reverse Recapitalization date, and subsequently will be measured at each reporting date until settled, or they meet the criteria for equity classification. Changes in the fair value will be recorded as a component of other income (expense), net in the consolidated statements of operations. See Note 5, Fair Value Measurements for further information.

Dividends and Conversion

The holders of our Class B Common Stock and Class G Common Stock will not have any right to receive dividends other than stock dividends consisting of shares of the Company’s Class B Common Stock and Class G Common Stock, respectively, paid proportionally with respect to each outstanding share of the applicable class of the Company’s common stock, in connection with a stock dividend declared and paid on the Company’s Class A Common Stock. Stock dividends with respect to each class of the Company’s common stock may only be paid with shares of the Company’s common stock of the same class.

Shares of Class A Common Stock and Class B Common Stock are not subject to any conversion right.

Redeemable Noncontrolling Interest

The redeemable noncontrolling interest relates to the economic interest of Vacasa Holdings OpCo Units not owned by the Company. As of December 31, 2021, the Company directly owned approximately 50.2% of the interest in Vacasa Holdings and the redeemable noncontrolling interest was 49.8%. The Existing VH Holders that hold the OpCo Units of Vacasa Holdings own an equal number of shares of Class B Common Stock. Due to the cash redemption and the Existing VH Holders controlling the Board of Directors of the Company, the Company has accounted for the redeemable noncontrolling interest as temporary equity.

Vacasa Holdings LLC Equity

For periods prior to the Reverse Recapitalization, Vacasa Holdings LLC had Preferred Units, Class A common units, Class B common units, Class C common units, preferred unit warrants, and common unit warrants. As discussed in Note 3, Reverse Recapitalization, all of the existing holders of Vacasa Holdings preferred units, common units, and warrants exchanged their interests in Vacasa Holdings for Class A Common Stock or Class B Common Stock and OpCo Units in Vacasa Holdings, pursuant to the terms of the Business Combination Agreement, as amended. For additional information on the Reverse Recapitalization, see Note 3, Reverse Recapitalization. The conversion of the historical preferred units and warrants were consistent with the terms of the instruments at such date.

For the years ended December 31, 2020 and 2019 and through the year-to-date period ended April 1, 2021, Vacasa Holdings redeemable convertible preferred units were probable of becoming redeemable in the future and were recorded at their maximum redemption amount, which was the greater of the original preferred unit issue price plus an amount equal to the preferred unpaid return or the then current fair value, at each balance sheet date. The Company recorded losses of $426.1 million, $202.4 million and $42.2 million to remeasure its Redeemable Convertible Preferred Units to their maximum redemption values during the year ended December 2021, 2020 and 2019, respectively.

As of December 31, 2020, the Company had redeemable convertible preferred units authorized of 744,886,638 and units issued and outstanding of 267,688,054. The aggregate liquidation preference of the redeemable convertible preferred units as of December 31, 2020 was $572.0 million.